MAY 28, 2010

                        TOUCHSTONE VARIABLE SERIES TRUST

                          TOUCHSTONE MONEY MARKET FUND

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2010

       NOTICE OF CHANGE TO THE DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY

The Fund has changed its dollar-weighted average portfolio maturity from 90 days to 60 days.













              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.